FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Financial Assets
Balance, beginning of period		$ 27,179
Balance, end of period	$ 28,251	28,251
Financial Liabilities
Balance, beginning of period		147,180
Balance, end of period	164,687	164,687
Level 3
Financial Assets
Balance, beginning of period		795
Balance, end of period	1,669	1,669
Financial Liabilities
Balance, beginning of period		2,299
Balance, end of period	2,494	2,494
At fair value | Level 3
Financial Assets
Balance, beginning of period		795
Fair value changes in net income	115	135
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	35	37
Additions, net of disposals	205	702
Balance, end of period	1,669	1,669
Financial Liabilities
Balance, beginning of period		2,299
Fair value changes in net income	(28)	6
Fair value changes in other comprehensive income	1	2
Additions, net of disposals	172	187
Balance, end of period	$ 2,494	$ 2,494